Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefit Plans [Abstract]
Schedule Of Projected Benefit Obligation And Changes In Plan Assets For The Defined Benefit Pension Plan

(in Thousands of Dollars)	2018	2017

Change in projected benefit obligation:

Projected benefit obligation at beginning of year	$(8,465)	$(8,084)
Service cost	(64)	(68)
Interest cost	(279)	(303)
Actuarial gain (loss)	1,040	(587)
Benefits paid	582	577
Benefit obligation at end of year	$(7,186)	$(8,465)

Change in plan assets:

Fair value of plan assets at beginning of year	$7,110	$6,702
Actual return on plan assets	(401)	981
Benefits paid	(573)	(573)
Fair value of assets at end of year	6,136	7,110
Funded status at end of year	$(1,050)	$(1,355)

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income

	2018	2017
Transition asset	$-	$-
Prior service credit	-	-
Gain	207	473
Total	$207	$473

Components Of Net Pension Cost (Income)

	2018	2017

Service cost benefits earned during the period	$64	$68
Interest cost on projected benefit obligation	279	303
Actual return on assets	(441)	(416)
Net amortization and deferral	-	-

NET PERIODIC PENSION COST	$(98)	$(45)

Schedule of Weighted Average Assumptions Used to Determine the Benefit Obligation and the Net Periodic Cost

The weighted average assumptions used to determine the benefit obligation at December 31 are as follows:

	2018	2017

Discount rate	4.54%	3.43%

    The weighted average assumptions used to determine the net periodic pension cost at December 31 are as follows:

	2018	2017

Discount rate	3.43%	3.90%
Expected long-term return on plan assets	6.50%	6.50%
Rate of compensation increase	0.00%	0.00%

Schedule of Asset Allocation and Fair Value of Plan Assets

    The Delaware Plan’s weighted-average asset allocations at December 31, by asset category, are as follows:

	2018	2017

Cash equivalents	4.2%	6.4%
Equity securities	46.1%	50.2%
Fixed income securities	45.8%	40.2%
Other	3.9%	3.2%
	100.0%	100.0%

The Delaware Plan’s overall investment strategy is to achieve a mix of approximately 97 percent of investments for long-term growth and 3 percent for near-term benefit payments with a wide diversification of asset types, fund strategies, and fund managers.  The target allocation for the Delaware Plan assets is 0 to 20 percent cash equivalents, 40 to 60 percent equity securities, 40 to 60 percent fixed income securities, and 0 to 5 percent other.  Cash equivalents consist primarily of government issues and short-term investment funds.  Equity securities primarily include investments in common stock, depository receipts, preferred stock, and real estate investment trusts.  Fixed income securities include corporate bonds, government issues, mortgage-backed securities, municipals, and other asset backed securities.

The fair value of the Delaware Plan’s assets, by asset category, is as follows:

	December 31, 2018
		Quoted Market	Other
		Price in	Observable	Unobservable
		Active Markets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	(in thousands of dollars)

Cash equivalents:
Cash (including foreign currencies)	$6	$6	$-	$-
Equity securities:
Common stock	2,475	2,475	-	-
Depository receipts	42	42	-	-
Preferred stock	20	20	-	-
Fixed income securities:
Corporate bonds	608	-	608	-
Government issue	2,228	-	2,228	-
Collateralized mortgage obligations	156	-	156	-
Other	601	-	-	601
Total	$6,136	$2,543	$2,992	$601

	December 31, 2017
		Quoted Market	Other
		Price in	Observable	Unobservable
		Active Markets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	(in thousands of dollars)

Cash equivalents:
Cash (including foreign currencies)	$70	$70	$-	$-
Short-term investment funds	19	-	19	-
Equity securities:
Common stock	1,401	1,401	-	-
Depository receipts	35	35	-	-
Commingled Pension Trust Fund	2,203	-	2,203	-
Preferred stock	31	31	-	-
Fixed income securities:
Corporate bonds	296	-	296	-
Government issue	992	-	992	-
Mortgage-backed securities	6	-	6	-
Collateralized mortgage obligations	56	-	56	-
Commingled Pension Trust Fund	1,746	-	1,746	-
Other	255	-	-	255
Total	$7,110	$1,537	$5,318	$255

Schedule of Changes in Level 3 Assets

	2018	2017

Balance, January 1	$255	$283
Purchase	-	-
Unrealized gain (loss)	346	(28)
Balance, December 31	$601	$255